NOTE 11. COMMITMENTS AND CONTINGENCIES (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 11. COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Management Consulting Agreement

In September, 2012, the Company entered into three-month renewable Consulting Agreement with Llewellyn R. Watkins (“Consultant”). The agreement calls for the consultant to provide, on a part-time basis, management consulting for the Company. These services include providing general consulting services relating to development of new business ventures, providing general advice on capital structuring, performing due diligence related to potential business arrangements, and providing introductions that may lead to additional capital investments.

For consideration of the above-referenced services, the Company shall pay to Consultant 5% equity, as nondilutional shares of the Company’s common stock (the Shares), issued at time of S-1 filing. The Consultant shall receive 10% introduction fee of the gross funds received by the Company or handling fee for any investor introduced or an introduction that leads to an investment within the period of 2 years of the introduction.

Mr. Watkins will also be employed as the Company’s Investor Relations Director, will be paid $3,500 per month as salary for performing the Company’s public relations responsibilities once the Company’s Registration Statement on Form S-1 (“S-1”) is accepted and the Company begins its first month of trading its Shares.

The Company entered into a consulting agreement with Keystone Trading, Ltd. (‘”Consultant) .The agreement begins on September 6, 2013 runs through September 26, 2016.  The Consultant will perform marketing and business development services for the Company. The Company agrees to issue to the Consultant 30,000,000 shares of stock for the above services.

The Company entered into a consulting agreement with  IOTA Capital Corp. (‘”Consultant) .The agreement begins on September 6, 2013 runs through September 26, 2016.  The Consultant will  perform marketing and business development services for the Company. The Company agrees to issue to the Consultant 26,950,000 shares of stock for the above services.

Web Service Subscription Agreement.

The Company entered into a Web Service subscription agreement with Xignite Inc. (“Provider”). The agreement begins on July 1, 2013 and runs through July 16, 2016. The agreement will allow the Company to access the Providers web server and selected data base. The Company agrees to pay the provider an annual fee of $18,000.00 plus recurring payment of $4,500.00.

Consulting Agreement – Development of Real Time Platform

On October 1, 2012 the Company entered into an agreement with an independent contractor to help develop the Real Time Platform for the Company’s Option Portfolio Pro Software. The agreement calls for a monthly payment of $1,000.00 and for a bonus payment upon completion of the project of $40,000.00. As of September 30, 2013, $9,800 has been accrued in connection with monthly payments under the agreement.

Patent License Agreement

On October 1, 2012, the Company entered into a Patent License Agreement ("Agreement”) which is a platform for customizing a derivative portfolio trading strategy, with OptionTech, LLC (“Licensor”), a Texas limited liability company. Licensor granted the Company the exclusive, world-wide right and license to make, have made, use and sell licensed products for use in the financial research and trading industry. The Company may sublicense such right and license to the Company’s customers and to users of the Company and its customer's products; provided the Company remains responsible for payment of the royalty due.

The Company agreed to pay Licensor during the term of this Agreement a royalty of One U.S. Dollar ($1.00) per month for each subscriber to which the Company has sold a Licensed Product (“Subscriber”). A Licensed Product will be considered sold or used when the Company has billed the Subscriber. Royalties paid on Licensed Products, which are not accepted or are returned by the purchaser within sixty (60) days of delivery, shall be credited to the Company.

The Company’s obligation to pay royalties shall cease upon the earlier of (i) the expiration of the Patents or (ii) the termination of this Agreement. The Patents shall be deemed to have expired upon the judgment of invalidity or unpatentability by a court or administrative agency of competent jurisdiction from which no appeal is taken or can be taken.

The Company will be deemed to be in default hereunder if (i) the Company fails to pay any sum due and payable within thirty (30) days after notice from Licensor that the same has become due and payable, (ii) the Company breaches any material covenant made by it hereunder and fails to remedy such breach within thirty (30) days after notice thereof from Licensor, or (iii) the Company fails to render an accounting statement and payment for all royalties due within one hundred twenty (120) days of the end of each calendar year (which failure is not cured within thirty (30) days after notice of such failure from Licensor). In the event of the Company’s default hereunder, Licensor may terminate this Agreement by giving the Company written notice of termination.

On September 1, 2012, we entered into an employment agreement with Michael Noel, our Chief Executive Officer and Chairman of the Board of Directors (the “Noel Agreement”) The term of the Noel Agreement is three (3) years and, following the initial term, shall continue on a year-to-year basis thereafter unless terminated by either party with at least thirty (30) days written notice. Pursuant to the Noel Agreement, Mr. Noel will receive annual base compensation of $102,000 for the first two years of employment and $125,000 for the third year of employment. The Noel Agreement also provides for incentive awards, as well as a benefit package, including medical, disability, insurance, and expense reimbursement. As consideration for certain non-compete and non-solicitation provisions of the Noel Agreement, Mr. Noel shall also receive semi-monthly installments of $1,000. The Noel Agreement may be terminated by the Company for reasonable cause. Any disagreements between the Company and Mr. Noel regarding employment related matters where a claim is for money damages in excess of $25,000 shall be subject to dispute resolution provisions of the Noel Agreement.